Segment information - Summary of Reconciliation Between Reportable Segment Gross Profit to Group’s (Loss)/Income Before Tax (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [abstract]
Segment gross profit	€ 3,397	€ 2,926	€ 2,591
Research and development	(1,725)	(1,387)	(912)
Sales and marketing	(1,533)	(1,572)	(1,135)
General and administrative	(585)	(626)	(450)
Finance income	161	421	246
Finance costs	(220)	(132)	(91)
(Loss)/income before tax	€ (505)	€ (370)	€ 249